Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Entity Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Mar. 01, 2019